Loans and financing - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Liabilities arising from financing activities at beginning of period	R$ 717,418	R$ 155,304
Borrowing	124,258	446,870
Interest expense	54,546	27,329
Principal Paid	(179,804)	(63,985)
Interest Paid	(50,260)	(12,126)
Business Combination	28,895	32,040
Cash for asset acquisition - non-cash event	50,106	138,834
The effect of changes in foreign exchange rates	(43,257)	(6,848)
Liabilities arising from financing activities at end of period	R$ 701,902	R$ 717,418